February 16, 2006


Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C. 20549


ATTN:      Ms. Patsy Mengiste
           Document Control - EDGAR

RE:        AXP Global Series, Inc.
               RiverSource Emerging Markets Bond Fund
           Post-Effective Amendment No. 47
           File Nos. 33-25824/811-5696

Dear Ms. Mengiste:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, please accept this letter as certification that the prospectus and Statement of Additional Information for the above-referenced fund do not differ from that contained in the Registrant's Post-Effective Amendment No. 47 (Amendment). This Amendment was filed electronically on February 3, 2006.

If you have any questions regarding this filing, please contact either Erin Nygard at (612) 671-2543 or me at (612) 671-4321.

Sincerely,


/s/ Christopher O. Petersen
---------------------------
    Christopher O. Petersen
    Counsel - Asset Management
    Ameriprise Financial, Inc.